1290 Funds

1290 Avenue of the Americas

New York, New York 10104

March 3, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	1290 Funds (the “Trust”)

File Nos. 333-195390 and 811-22959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information, each dated March 1, 2017, being used in connection with the offering of shares of beneficial interests in the Trust, and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 37 on February 27, 2017.

If you have any questions regarding this certification, please contact the undersigned at (212) 314-5280.

Sincerely,

1290 FUNDS

By:	/s/ Kiesha Astwood-Smith
Kiesha Astwood-Smith
Vice President and Assistant Secretary